REAL ESTATE AND REAL ESTATE PARTNERSHIPS (Tables)	6 Months Ended
Jun. 30, 2023
Real Estate [Abstract]
Schedule of Carrying Amount of Investment Real Estate, Net
The carrying amount of investment real estate, net of accumulated depreciation, and real estate partnerships by property-type are as follows:

AS AT US$ MILLIONS, EXCEPT FOR PERCENTAGES	June 30, 2023		December 31, 2022
	Amount	Percentage	Amount	Percentage
Hotel	$85	4%	$77	7%
Industrial	161	7%	168	16%
Land	48	2%	48	5%
Office	1,296	58%	243	23%
Retail	211	9%	212	20%
Apartments	420	19%	254	25%
Other	3	1%	34	4%
Total	$2,224	100%	$1,036	100%